FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-05569

Franklin Universal Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (650) 312-2000

Date of fiscal year end:   8/31

Date of reporting period:  05/31/11

Item 1. Schedule of Investments.

Quarterly Statement ofInvestments

I See Notes to Statement ofInvestments

Franklin Universal Trust

Statement of Investments, May 31, 2011 (unaudited) *(continued)*

[c]senior secured note, 144A, 6.75%, 9/01/16	United States	1,200,000	1,308,000
			3,440,500
Energy 17.8%			
[d]Alpha Natural Resources Inc., senior note,			
6.00%, 6/01/19	United States	400,000	404,500
6.25%, 6/01/21	United States	500,000	511,250
Antero Resources Finance, senior note, 9.375%, 12/01/17	United States	1,000,000	1,095,000
BreitBurn Energy Partners LP, senior note, 8.625%, 10/15/20	United States	600,000	645,750
Brigham Exploration Co., senior note, 8.75%, 10/01/18	United States	1,400,000	1,543,500
[c]Calumet Specialty Products Partners LP/Finance Corp., senior note, 144A, 9.375%, 5/01/19	United States	400,000	422,250
[c]Carrizo Oil & Gas Inc., senior note, 144A, 8.625%, 10/15/18	United States	400,000	427,000
[c]Chaparral Energy Inc., senior note, 144A,			
9.875%, 10/01/20	United States	800,000	894,000
8.25%, 9/01/21	United States	200,000	208,000
[c]CHC Helicopter SA, senior secured note, 144A, 9.25%, 10/15/20	Canada	1,500,000	1,462,500
Chesapeake Energy Corp., senior note,			
6.625%, 8/15/20	United States	1,700,000	1,795,625
6.125%, 2/15/21	United States	300,000	305,625
[c]Clayton Williams Energy Inc., senior note, 144A, 7.75%, 4/01/19	United States	600,000	600,000
Compagnie Generale de Geophysique-Veritas, senior note,			
7.50%, 5/15/15	France	51,000	52,275
7.75%, 5/15/17	France	600,000	633,000
[c]144A, 6.50%, 6/01/21	France	400,000	392,400
CONSOL Energy Inc.,			
senior note, 8.00%, 4/01/17	United States	300,000	330,000
senior note, 8.25%, 4/01/20	United States	300,000	334,500
[c]senior secured note, 144A, 6.375%, 3/01/21	United States	100,000	101,500
Copano Energy LLC/Copano Energy Finance Corp., senior note, 7.125%, 4/01/21	United States	400,000	405,000
[c]Eagle Rock Energy Partners LP/Finance Corp., senior note, 144A, 8.375%, 6/01/19	United States	600,000	602,250
El Paso Corp., senior bond, 6.50%, 9/15/20	United States	1,200,000	1,361,872
Energy Transfer Equity LP, senior note, 7.50%, 10/15/20	United States	900,000	985,500
[c]Energy XXI Gulf Coast Inc., senior note, 144A, 9.25%, 12/15/17	United States	1,300,000	1,404,000
[h]Enterprise Products Operating LLC, junior sub. note, FRN, 7.034%, 1/15/68	United States	1,200,000	1,267,674
[c]Expro Finance Luxembourg, senior secured note, 144A, 8.50%, 12/15/16	United Kingdom	1,500,000	1,470,000
[c]Goodrich Petroleum Corp., senior note, 144A, 8.875%, 3/15/19	United States	900,000	911,250
Holly Corp., senior note, 9.875%, 6/15/17	United States	400,000	451,000
Linn Energy Corp., senior note,			
8.625%, 4/15/20	United States	1,000,000	1,100,000
[c]144A, 7.75%, 2/01/21	United States	500,000	530,000
MarkWest Energy Partners LP/Finance Corp., senior note, 6.75%, 11/01/20	United States	800,000	828,000
Martin Midstream Partners LP, senior note, 8.875%, 4/01/18	United States	400,000	426,000
[c]Oasis Petroleum Inc., senior note, 144A, 7.25%, 2/01/19	United States	200,000	202,000
Offshore Group Investment Ltd., senior secured note,			
11.50%, 8/01/15	United States	700,000	775,250
[c,d]144A, 11.50%, 8/01/15	United States	100,000	110,500
[c]OPTI Canada Inc., senior secured note, 144A,			
9.00%, 12/15/12	Canada	500,000	505,000
9.75%, 8/15/13	Canada	500,000	505,625
Petrohawk Energy Corp., senior note,			
7.25%, 8/15/18	United States	1,100,000	1,159,125
[c]144A, 6.25%, 6/01/19	United States	400,000	395,500
Plains Exploration & Production Co., senior note, 7.625%, 6/01/18	United States	1,500,000	1,601,250
Quicksilver Resources Inc., senior note, 8.25%, 8/01/15	United States	1,500,000	1,590,000
[c]SandRidge Energy Inc., senior note, 144A, 8.00%, 6/01/18	United States	1,500,000	1,582,500
			32,327,971
Food & Staples Retailing 1.0%			
Rite Aid Corp., senior secured note,			
9.75%, 6/12/16	United States	1,100,000	1,234,750
8.00%, 8/15/20	United States	500,000	540,625
			1,775,375
Food, Beverage & Tobacco 3.1%			
[c]Blue Merger Sub Inc., senior note, 144A, 7.625%, 2/15/19	United States	900,000	923,063
[c]CEDC Finance Corp. International Inc., senior secured note, 144A, 9.125%, 12/01/16	Poland	400,000	380,000

Franklin Universal Trust

Statement of Investments, May 31, 2011 (unaudited) *(continued)*

Cott Beverages Inc., senior note, 8.375%, 11/15/17	United States	700,000	752,500
[c]Dean Foods Co., senior note, 144A, 9.75%, 12/15/18	United States	1,200,000	1,299,000
JBS USA LLC/Finance Inc, senior note, 11.625%, 5/01/14	United States	1,000,000	1,175,000
Pinnacle Foods Finance LLC, senior note,			
9.25%, 4/01/15	United States	800,000	842,000
8.25%, 9/01/17	United States	200,000	213,250
			5,584,813
Health Care Equipment & Services 6.2%			
[c]Aviv Healthcare Properties LP, senior note, 144A, 7.75%, 2/15/19	United States	900,000	924,750
[c]CDRT Merger Sub Inc., senior note, 144A, 8.125%, 6/01/19	United States	400,000	404,500
Community Health Systems Inc., senior note, 8.875%, 7/15/15	United States	1,000,000	1,035,000
[c]DJO Finance LLC, senior note, 144A, 7.75%, 4/15/18	United States	300,000	309,375
FMC Finance III SA, senior note, 6.875%, 7/15/17	Germany	1,500,000	1,603,125
[c]Fresenius US Finance II, senior note, 144A, 9.00%, 7/15/15	Germany	700,000	804,125
HCA Inc., senior note, 6.50%, 2/15/16	United States	2,500,000	2,587,500
[e]United Surgical Partners International Inc., senior sub. note, PIK, 9.25%, 5/01/17	United States	1,500,000	1,599,375
Universal Health Services Inc., senior note, 7.00%, 10/01/18	United States	1,300,000	1,366,625
[c]Vanguard Health Systems Inc., senior note, 144A, zero cpn., 2/01/16	United States	900,000	586,125
			11,220,500
Materials 6.8%			
[c]Aleris International Inc., senior note, 144A, 7.625%, 2/15/18	United States	300,000	313,875
[c]Atkore International Inc., senior secured note, 144A, 9.875%, 1/01/18	United States	500,000	545,000
[c]Cemex SAB de CV, senior secured note, 144A, 9.00%, 1/11/18	Mexico	1,000,000	1,047,500
[c]Euramax International Inc., senior secured note, 144A, 9.50%, 4/01/16	United States	600,000	615,000
[c]Exopack Holding Corp., senior note, 144A, 10.00%, 6/01/18	United States	600,000	603,000
[c]FMG Resources August 2006 Pty. Ltd., senior note, 144A,			
7.00%, 11/01/15	Australia	400,000	418,431
6.875%, 2/01/18	Australia	700,000	735,000
[c]Ineos Group Holdings PLC, senior secured note, 144A, 8.50%, 2/15/16	United Kingdom	1,500,000	1,550,625
[c]MacDermid Inc., senior sub. note, 144A, 9.50%, 4/15/17	United States	1,400,000	1,482,250
NewPage Corp., senior secured note, 11.375%, 12/31/14	United States	1,500,000	1,455,000
Novelis Inc., senior note, 8.75%, 12/15/20	Canada	600,000	666,000
[c]OMNOVA Solutions Inc., senior note, 144A, 7.875%, 11/01/18	United States	300,000	304,875
[c]Reynolds Group Holdings Ltd., senior note, 144A, 8.25%, 2/15/21	United States	500,000	508,438
[c]Reynolds Group Issuer Inc./LLC/SA, senior note, 144A,			
8.75%, 5/15/18	United States	1,000,000	1,045,000
9.00%, 4/15/19	United States	200,000	213,250
Solo Cup Co., senior sub. note, 8.50%, 2/15/14	United States	1,000,000	922,500
			12,425,744
Media 7.1%			
[c]Bresnan Broadband Holdings LLC, senior note, 144A, 8.00%, 12/15/18	United States	400,000	425,500
Cablevision Systems Corp., senior note, 8.625%, 9/15/17	United States	500,000	566,250
CCO Holdings LLC, senior note, 8.125%, 4/30/20	United States	400,000	434,500
CCO Holdings LLC/CCO Holdings Capital Corp., senior note, 6.50%, 4/30/21	United States	600,000	594,000
[c]Citadel Broadcasting Corp., senior note, 144A, 7.75%, 12/15/18	United States	300,000	325,875
[c]Clear Channel Communications Inc., senior note, 144A, 9.00%, 3/01/21	United States	1,500,000	1,511,250
[c]Cumulus Media Inc., senior note, 144A, 7.75%, 5/01/19	United States	300,000	301,500
DISH DBS Corp., senior note,			
7.125%, 2/01/16	United States	1,500,000	1,608,750
[c]144A, 6.75%, 6/01/21	United States	500,000	507,500
[c]Live Nation Entertainment Inc., senior note, 144A, 8.125%, 5/15/18	United States	1,000,000	1,017,500
Media General Inc., senior secured note, 11.75%, 2/15/17	United States	700,000	708,750
[c,e]Radio One Inc., senior sub. note, 144A, PIK, 15.00%, 5/24/16	United States	1,022,500	1,054,197
[c]Unitymedia Hessen/NRW, senior secured note, 144A, 8.125%, 12/01/17	Germany	800,000	851,460
[c]Univision Communications Inc., senior secured note, 144A,			
6.875%, 5/15/19	United States	1,000,000	1,005,000
7.875%, 11/01/20	United States	100,000	106,500
[d]UPCB Finance III Ltd., senior secured note, 144A, 6.625%, 7/01/20	Cayman Islands	1,000,000	1,002,500
WMG Acquisition Corp., senior secured note, 9.50%, 6/15/16	United States	900,000	959,625
			12,980,657
Pharmaceuticals, Biotechnology & Life Sciences 1.3%			
[c]inVentiv Health Inc., senior note, 144A, 10.00%, 8/15/18	United States	800,000	835,000

6.75%, 4/15/19	United States	800,000	812,000
			4,255,750
Utilities 3.0%			
[c]Calpine Corp., senior secured note, 144A,			
7.875%, 7/31/20	United States	500,000	532,500
7.50%, 2/15/21	United States	1,000,000	1,045,000
7.875%, 1/15/23	United States	500,000	524,375
CMS Energy Corp., senior note, 8.75%, 6/15/19	United States	700,000	872,677
[c]Kinder Morgan Finance Co. LLC, senior secured note, 144A, 6.00%, 1/15/18	United States	1,000,000	1,051,250
NRG Energy Inc., senior note, 7.375%, 1/15/17	United States	200,000	211,500
[c]Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance Inc., senior secured note, 144A,			
11.50%, 10/01/20	United States	400,000	407,000
15.00%, 4/01/21	United States	497,000	434,875
Texas Competitive Electric Holdings Co. LLC, senior note, A, 10.25%, 11/01/15	United States	500,000	321,250
			5,400,427
Total Corporate Bonds (Cost $143,996,893)			151,088,282
[h]**Senior Floating Rate Interests (Cost $776,506) 0.4%**			
Utilities 0.4%			
Texas Competitive Electric Holdings Co. LLC, 2017 Term Loan, 4.706% - 4.768%, 10/10/17	United States	954,192	752,648
Total Investments before Short Term Investments (Cost $196,652,733)			220,814,144
		Shares	
Short Term Investments (Cost $631,294) 0.3%			
Money Market Funds 0.3%			
[a,i]Institutional Fiduciary Trust Money Market Portfolio	United States	631,294	631,294
Total Investments (Cost $197,284,027) 121.8%			221,445,438
Notes Payable (23.1)%			(42,000,000)
Other Assets, less Liabilities 1.3%			2,362,571
Net Assets 100.0%			$ 181,808,009

[*]The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]Non-income producing.
[b]See Note 4 regarding restricted securities.
[c]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At May 31, 2011, the aggregate value of these securities was $72,574,749, representing 39.92% of net assets.
[d]Security purchased on a when-issued or delayed delivery basis.
[e]Income may be received in additional securities and/or cash.
[f]Income may be reflected in the redemption value or received in additional securities and/or cash.
[g]Defaulted security or security for which income has been deemed uncollectible.
[h]The coupon rate shown represents the rate at period end.
[i]The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.

ABBREVIATIONS

Selected Portfolio

FRN - Floating Rate Note
PIK - Payment-In-Kind

Franklin Universal Trust

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Franklin Universal Trust (Fund) is registered under the Investment Company Act of 1940, as amended, as a closed-end investment company.

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in securities and other financial investments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Senior Fixed Rate Notes are carried at cost. Under procedures approved by the Fund's Board of Trustees, the Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are readily available or which may not be reliably priced. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-
based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value.
Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Franklin Universal Trust

Statement of Investments, May 31, 2011 (unaudited) (continued)

4. RESTRICTED SECURITIES

At May 31, 2011, the Fund held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act deemed to be liquid, as follows:

Shares	Issuer	Acquisition Dates		Cost	Value
109,618	Harvard Industries Inc.	8/23/96 - 2/10/99	$	4,099,210	$ -
	Total Restricted Securities (0.00% of Net Assets)				

5. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

- Level 1 – quoted prices in active markets for identical securities
- Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
- Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

The following is a summary of the inputs used as of May 31, 2011, in valuing the Fund's assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets:				
Investments in Securities:				
Equity Investments[a,b]	$ 68,973,214	$ -	$ - [c]	$ 68,973,214
Corporate Bonds	-	151,088,282	-	151,088,282
Senior Floating Rate Interests	-	752,648	-	752,648
Short Term Investments	631,294	-	-	631,294
Total Investments in Securities	$ 69,604,508	$ 151,840,930	$ - [c]	$ 221,445,438

[a] Includes common and preferred stocks.

[b] For detailed industry descriptions, see the accompanying Statement of Investments.

[c] Includes securities determined to have no value at May 31, 2011.

6. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (IFRS). The amendments in the ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS and include new guidance for certain fair value measurement principles and disclosure requirements. The ASU is effective for

Franklin Universal Trust

Statement of Investments, May 31, 2011 (unaudited) (continued)

interim and annual periods beginning after December 15, 2011. The Fund is currently evaluating the impact, if any, of applying this provision.

7. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no significant changes in the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Franklin Universal Trust

By /s/ LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer –

 Finance and Administration

Date  July 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer –

 Finance and Administration

Date  July 27, 2011

By /s/ GASTON GARDEY

      Gaston Gardey

      Chief Financial Officer and

 Chief Accounting Officer

Date  July 27, 2011